BALANCE SHEET COMPONENTS (Tables)	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Property and Equipment, Net	Useful lives by asset category are as follows:

Computer and software	3 to 7 years
Equipment	3 to 7 years
Internal-Use Software	2 years
Leasehold improvements	Shorter of remaining lease term or estimated useful life
Property and equipment, net, consist of the following as of December 31, 2023 and 2022 (in thousands):

	December 31,	December 31,
	2023	2022
Computer and software	$66,495	$37,517
Equipment	843	765
Leasehold improvements	949	922
Property and equipment, gross	68,287	39,204
Less: accumulated depreciation and amortization	(26,730)	(7,541)
Property and equipment, net	$41,557	$31,663

Prepaid and Other Current Assets
Prepaid and other current assets, consist of the following as of December 31, 2023 and 2022 (in thousands):

	December 31,	December 31,
	2023	2022
Prepaid expenses	$6,715	$7,092
Related party receivables	7,896	18,783
Other current assets	3,423	1,383
Total Prepaid expenses and other current assets	$18,034	$27,258

Schedule of Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities consist of the following as of December 31, 2023 and 2022 (in thousands):

	December 31,	December 31,
	2023	2022
Employee payables	$10,353	$14,482
Other short-term liabilities	18,209	35,014
Total accrued expenses and other liabilities	$28,562	$49,496